CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (52,236)	$ (44,805)	$ (109,327)
Other comprehensive income (loss):
Change in cumulative foreign currency translation adjustment (net of taxes of $0 for all years presented)	2,257	(3,348)	(687)
Other comprehensive income (loss):	2,257	(3,348)	(687)
Comprehensive loss	(49,979)	(48,153)	(110,014)
Comprehensive loss (income) attributable to noncontrolling interests (all attributable to net income)		28	(824)
Comprehensive loss attributable to Layne Christensen Company	$ (49,979)	$ (48,125)	$ (110,838)